T. ROWE PRICE SMALL-MID CAP ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 2.1%
Entertainment 0.5%
TKO Group Holdings	20,799	4,201
		4,201
Interactive Media & Services 1.1%
Pinterest, Class A (1)	100,685	3,239
Reddit, Class A (1)	29,259	6,729
		9,968
Media 0.3%
Nexstar Media Group	16,064	3,176
		3,176
Wireless Telecommunication Services 0.2%
Millicom International Cellular	44,493	2,160
		2,160
Total Communication Services		19,505
CONSUMER DISCRETIONARY 10.7%
Automobile Components 0.5%
Autoliv	21,693	2,679
Phinia	31,259	1,797
		4,476
Broadline Retail 0.4%
Ollie's Bargain Outlet Holdings (1)	31,916	4,098
		4,098
Diversified Consumer Services 2.4%
Duolingo (1)	12,403	3,992
Frontdoor (1)	50,587	3,404
H&R Block	31,913	1,614
Laureate Education (1)	57,292	1,807
Perdoceo Education	79,216	2,983
Service International	55,208	4,594
Stride (1)	27,138	4,042
		22,436
Hotels, Restaurants & Leisure 3.6%
Aramark	64,942	2,494
Boyd Gaming	15,205	1,315
Churchill Downs	26,414	2,562
Domino's Pizza	3,262	1,408
DraftKings (1)	101,300	3,789

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Dutch Bros, Class A (1)	30,804	1,612
Planet Fitness, Class A (1)	62,802	6,519
Texas Roadhouse	14,971	2,487
Travel Leisure	77,488	4,610
Viking Holdings (1)	45,801	2,847
Wingstop	15,449	3,888
		33,531
Household Durables 0.7%
NVR (1)	331	2,660
Toll Brothers	31,673	4,375
		7,035
Specialty Retail 1.7%
Bath & Body Works	82,176	2,117
Burlington Stores (1)	13,997	3,562
Carvana (1)	6,738	2,542
Floor & Decor Holdings, Class A (1)	39,968	2,946
Ulta Beauty (1)	8,762	4,790
		15,957
Textiles, Apparel & Luxury Goods 1.4%
Crocs (1)	29,672	2,479
Ralph Lauren	21,646	6,787
Tapestry	25,983	2,942
VF	104,316	1,505
		13,713
Total Consumer Discretionary		101,246
CONSUMER STAPLES 2.8%
Beverages 0.4%
Celsius Holdings (1)	31,786	1,827
Molson Coors Beverage, Class B	30,914	1,399
		3,226
Consumer Staples Distribution & Retail 2.0%
BJ's Wholesale Club Holdings (1)	27,006	2,518
Casey's General Stores	7,810	4,415
Maplebear (1)	42,343	1,557
Performance Food Group (1)	65,260	6,790
US Foods Holding (1)	47,370	3,629
		18,909
Food Products 0.4%
Lamb Weston Holdings	63,873	3,710
		3,710
Total Consumer Staples		25,845

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 4.5%
Energy Equipment & Services 1.7%
TechnipFMC	241,338	9,521
Tidewater (1)	35,899	1,914
Weatherford International	71,087	4,864
		16,299
Oil, Gas & Consumable Fuels 2.8%
HF Sinclair	73,721	3,859
Ovintiv	67,248	2,715
Permian Resources	420,021	5,376
Range Resources	126,613	4,766
Uranium Energy (1)	329,230	4,392
Viper Energy, Class A	140,498	5,370
		26,478
Total Energy		42,777
FINANCIALS 16.6%
Banks 6.6%
Amalgamated Financial	41,467	1,126
Columbia Banking System	119,086	3,065
East West Bancorp	19,556	2,082
Fifth Third Bancorp	73,461	3,273
First BanCorp / Puerto Rico	218,766	4,824
Hancock Whitney	30,777	1,927
Hanmi Financial	55,540	1,371
Huntington Bancshares	342,824	5,920
KeyCorp	295,840	5,529
OFG Bancorp	55,398	2,409
Popular	97,811	12,423
Webster Financial	153,141	9,103
Western Alliance Bancorp	111,057	9,631
		62,683
Capital Markets 2.4%
Lazard	87,138	4,599
Main Street Capital	54,861	3,489
Miami International Holdings (1)	48	2
StepStone Group, Class A	53,079	3,466
StoneX Group (1)	58,657	5,920
TPG	55,541	3,191
Virtus Investment Partners	9,071	1,724
		22,391
Consumer Finance 0.5%
FirstCash Holdings	15,453	2,448

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
OneMain Holdings	43,795	2,473
		4,921
Financial Services 3.3%
Corebridge Financial	193,351	6,197
Corpay (1)	31,050	8,944
Equitable Holdings	110,953	5,634
Payoneer Global (1)	531,706	3,217
Voya Financial	88,878	6,648
		30,640
Insurance 3.4%
Assurant	14,121	3,058
Axis Capital Holdings	73,456	7,037
Everest Re Group	8,877	3,109
Hanover Insurance Group	27,528	5,000
RenaissanceRe Holdings	40,868	10,378
Skyward Specialty Insurance Group (1)	68,925	3,278
		31,860
Mortgage Real Estate Investment Trusts 0.4%
Annaly Capital Management, REIT	68,325	1,381
Rithm Capital, REIT	245,123	2,792
		4,173
Total Financials		156,668
HEALTH CARE 12.9%
Biotechnology 5.9%
Akero Therapeutics (1)	36,071	1,713
Alkermes (1)	65,992	1,980
Ascendis Pharma, ADR (1)	6,186	1,230
Avidity Biosciences (1)(2)	67,338	2,934
Bicara Therapeutics (1)	26,574	420
Caris Life Sciences (1)	14,382	435
Celldex Therapeutics (1)	42,497	1,099
Centessa Pharmaceuticals, ADR (1)	34,708	842
CG Oncology (1)(2)	18,475	744
Denali Therapeutics (1)	81,743	1,187
Insmed (1)	46,584	6,709
Ionis Pharmaceuticals (1)	37,570	2,458
Janux Therapeutics (1)	26,125	638
Kymera Therapeutics (1)	47,871	2,709
Madrigal Pharmaceuticals, ADR (1)	5,523	2,533
Natera (1)	44,094	7,098
Neurocrine Biosciences (1)	27,783	3,900
Nurix Therapeutics (1)	54,353	502
Nuvalent, Class A (1)	23,574	2,039
Praxis Precision Medicines (1)	26,358	1,397

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Replimune Group (1)	155,547	652
REVOLUTION Medicines (1)	47,895	2,237
Rhythm Pharmaceuticals (1)	14,184	1,432
Roivant Sciences (1)	38,731	586
Scholar Rock Holding (1)	58,607	2,183
Soleno Therapeutics (1)	24,016	1,623
Ultragenyx Pharmaceutical (1)	34,384	1,034
Vaxcyte (1)	31,268	1,126
Vera Therapeutics (1)	30,609	889
Viridian Therapeutics (1)	28,512	615
Xencor (1)	54,869	644
		55,588
Health Care Equipment & Supplies 0.8%
Globus Medical, Class A (1)	16,430	941
Penumbra (1)	11,157	2,826
Zimmer Biomet Holdings	38,847	3,827
		7,594
Health Care Providers & Services 4.1%
BrightSpring Health Services (1)	128,747	3,806
Concentra Group Holdings Parent	195,977	4,102
Encompass Health	62,347	7,919
Guardant Health (1)	39,109	2,444
Quest Diagnostics	21,209	4,042
Select Medical Holdings	231,061	2,967
Tenet Healthcare (1)	55,311	11,230
Universal Health Services, Class B	11,086	2,266
		38,776
Health Care Technology 0.0%
HeartFlow (1)	14,658	493
		493
Life Sciences Tools & Services 0.6%
Repligen (1)	16,768	2,241
Revvity	35,078	3,075
		5,316
Pharmaceuticals 1.5%
Crinetics Pharmaceuticals (1)	52,206	2,175
Perrigo	246,755	5,495
Prestige Consumer Healthcare (1)	21,142	1,319
Viatris	503,902	4,989
		13,978
Total Health Care		121,745

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 20.5%
Aerospace & Defense 4.4%
BWX Technologies	10,476	1,932
Carpenter Technology	15,997	3,928
Curtiss-Wright	9,548	5,184
Firefly Aerospace (1)	10,246	301
Hexcel	64,575	4,049
Howmet Aerospace	10,892	2,137
Karman Holdings (1)	94,753	6,841
Loar Holdings (1)	21,174	1,694
Rocket Lab (1)	48,910	2,343
Standardaero (1)	198,576	5,419
Textron	94,439	7,979
		41,807
Building Products 0.2%
Owens Corning	12,007	1,698
Trex (1)	118	6
		1,704
Commercial Services & Supplies 0.1%
Clean Harbors (1)	5,524	1,283
		1,283
Construction & Engineering 3.0%
AECOM	17,609	2,297
API Group (1)	275,295	9,462
Comfort Systems	8,641	7,130
EMCOR Group	7,500	4,872
Primoris Services	28,970	3,979
		27,740
Electrical Equipment 2.6%
Acuity	18,597	6,405
EnerSys	21,232	2,398
Hubbell	9,812	4,222
NEXTracker, Class A (1)	47,149	3,489
Sensata Technologies Holding	255,544	7,807
		24,321
Ground Transportation 0.3%
Saia (1)	9,657	2,891
		2,891
Machinery 5.4%
AGCO	43,069	4,612
Atmus Filtration Technologies	136,799	6,168
Blue Bird (1)	45,733	2,632

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Esab	52,500	5,866
Fortive	57,428	2,813
Gates Industrial (1)	115,424	2,865
IDEX	15,570	2,534
Middleby (1)	62,421	8,298
Mueller Water Products, Class A	74,425	1,899
RBC Bearings (1)	5,850	2,283
Stanley Black & Decker	46,747	3,475
Timken	27,216	2,046
Toro	39,748	3,029
Watts Water Technologies, Class A	8,344	2,330
		50,850
Passenger Airlines 0.2%
Southwest Airlines	54,226	1,730
		1,730
Professional Services 3.7%
Booz Allen Hamilton Holdings	31,593	3,158
CSG Systems International	21,349	1,374
First Advantage (1)	282,630	4,350
Korn Ferry	35,836	2,508
Leidos Holdings	32,845	6,206
Paylocity Holding (1)	12,428	1,979
SS&C Technologies Holdings	69,879	6,203
Upwork (1)	257,345	4,779
Verra Mobility (1)	173,454	4,284
		34,841
Trading Companies & Distributors 0.6%
Applied Industrial Technologies	6,745	1,761
SiteOne Landscape Supply (1)	32,851	4,231
		5,992
Total Industrials & Business Services		193,159
INFORMATION TECHNOLOGY 16.5%
Electronic Equipment, Instruments & Components 3.9%
Bel Fuse, Class B	16,368	2,308
Belden	61,684	7,419
Cognex	34,392	1,558
Fabrinet (1)	7,477	2,726
Flex (1)	67,933	3,938
Jabil	26,910	5,844
TD SYNNEX	14,763	2,418
Teledyne Technologies (1)	13,087	7,670
Vontier	32,474	1,363
Zebra Technologies, Class A (1)	4,860	1,444
		36,688

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 1.1%
Amdocs	27,455	2,253
ASGN (1)	19,458	921
GoDaddy, Class A (1)	39,388	5,389
Okta (1)	23,062	2,115
		10,678
Semiconductors & Semiconductor Equipment 5.0%
Credo Technology Group Holding (1)	26,323	3,833
Entegris	58,612	5,419
First Solar (1)	10,034	2,213
Lattice Semiconductor (1)	115,907	8,498
MKS	85,437	10,575
Rambus (1)	103,349	10,769
Synaptics (1)	33,004	2,255
Teradyne	26,618	3,664
		47,226
Software 6.0%
A10 Networks	103,940	1,886
Appfolio, Class A (1)	11,651	3,212
CCC Intelligent Solutions Holdings (1)	516,427	4,705
Clearwater Analytics Holdings, Class A (1)	154,211	2,779
CyberArk Software (1)	3,199	1,546
Descartes Systems Group (1)	69,234	6,524
DocuSign (1)	59,235	4,270
Dynatrace (1)	71,652	3,472
Gen Digital	148,432	4,214
InterDigital	23,241	8,023
Manhattan Associates (1)	7,047	1,444
Monday.com (1)	7,549	1,462
Nutanix, Class A (1)	71,869	5,346
PTC (1)	32,336	6,565
Samsara, Class A (1)	34,867	1,299
		56,747
Technology Hardware, Storage & Peripherals 0.5%
Sandisk (1)	40,979	4,598
		4,598
Total Information Technology		155,937
MATERIALS 5.0%
Chemicals 1.4%
Axalta Coating Systems (1)	75,591	2,164
CF Industries Holdings	21,993	1,973
NewMarket	2,461	2,038
RPM International	41,078	4,842

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Sensient Technologies	9,358	878
Westlake Chemical	15,437	1,190
		13,085
Construction Materials 0.3%
Knife River (1)	34,036	2,616
		2,616
Containers & Packaging 1.1%
International Paper	112,322	5,212
Packaging of America	15,316	3,338
Sealed Air	56,521	1,998
		10,548
Metals & Mining 2.0%
Alamos Gold, Class A	86,527	3,016
Coeur Mining (1)	107,824	2,023
MP Materials (1)	29,403	1,972
OR Royalties (2)	32,821	1,316
Reliance Steel & Aluminum	11,175	3,138
Steel Dynamics	38,724	5,399
Warrior Met Coal	29,525	1,879
		18,743
Paper & Forest Products 0.2%
Louisiana-Pacific	20,590	1,829
		1,829
Total Materials		46,821
REAL ESTATE 5.7%
Health Care REITs 0.2%
Healthcare Realty Trust, REIT	108,717	1,960
		1,960
Hotel & Resort REITs 0.4%
Apple Hospitality, REIT	186,015	2,234
Park Hotels & Resorts, REIT (2)	124,279	1,377
		3,611
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	114,417	4,704
		4,704
Office REITs 0.8%
Kilroy Realty, REIT (2)	53,047	2,241
Vornado Realty Trust, REIT	131,437	5,327
		7,568
Real Estate Management & Development 0.6%
FirstService (2)	7,297	1,390

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Jones Lang LaSalle (1)	14,502	4,326
		5,716
Residential REITs 1.0%
Equity LifeStyle Properties, REIT	28,994	1,760
Essex Property Trust, REIT	6,478	1,734
Sun Communities, REIT	47,762	6,161
		9,655
Retail REITs 0.8%
Brixmor Property Group, REIT	137,798	3,814
Regency Centers, REIT	45,109	3,289
		7,103
Specialized REITs 1.4%
CubeSmart, REIT	86,812	3,530
EPR Properties, REIT	22,381	1,298
Lamar Advertising, Class A, REIT	46,080	5,641
Smartstop Self Storage, REIT	77,717	2,925
		13,394
Total Real Estate		53,711
UTILITIES 2.5%
Electric Utilities 0.6%
Evergy	43,223	3,286
Portland General Electric	57,358	2,524
		5,810
Gas Utilities 0.6%
National Fuel Gas	48,012	4,435
UGI	26,987	897
		5,332
Independent Power & Renewable Electricity Producer 0.3%
Talen Energy (1)	6,373	2,711
		2,711
Multi-Utilities 1.0%
Ameren	59,080	6,167
NiSource	76,306	3,304
		9,471
Total Utilities		23,324
Total Common Stocks (Cost $859,539)		940,738
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.09% (3)	3,864,528	3,865
Total Short-Term Investments (Cost $3,865)		3,865

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4)	8,986,941	8,987
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		8,987
Total Securities Lending Collateral (Cost $8,987)		8,987
Total Investments in Securities 101.2% of Net Assets (Cost $872,391)		$953,590
Other Assets Less Liabilities (1.2%)		(10,874)
Net Assets 100.0%		$942,716

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$737	¤	¤	$8,987
	Total			$8,987^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $8,987.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Small-Mid Cap ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE SMALL-MID CAP ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1075-054Q3
09/25